Summary of significant accounting policies - Summary of Financial Information of the Group's VIEs and Subsidiaries of VIEs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Disclosure Detail Of Summarized Financial Information Of Consolidated Condensed Financials [Line Items]
Non-current assets	¥ 183,833		¥ 144,356		$ 28,173
Current assets	1,786,065		429,152		273,726
Total assets	1,969,898		573,508		301,899
Non-current liabilities	48,509		2,139,101		7,434
Current liabilities	228,844		212,738		35,072
Total liabilities	277,353		2,351,839		42,506
Revenue	424,485	$ 65,055	323,425	¥ 225,176
Loss for the year	(3,069,043)	(470,351)	(676,034)	(464,993)
Net cash used in operating activities	(300,897)	(46,115)	(196,957)	(201,016)
Net cash used in from investing activities	(84,649)	(12,973)	(96,807)	171,489
Net cash generated from financing activities	1,744,512	267,358	371,731	49,400
Net increase (decrease) in cash and cash equivalents	1,358,966	208,270	77,967	¥ 19,873
Variable Interest Entity
Disclosure Detail Of Summarized Financial Information Of Consolidated Condensed Financials [Line Items]
Non-current assets	169,152		138,033		25,924
Current assets	335,772		298,815		51,459
Total assets	504,924		436,848		77,383
Non-current liabilities	780,519		265,353		119,620
Current liabilities	229,062		169,522		35,105
Total liabilities	1,009,581		434,875		$ 154,725
Revenue	424,485	65,055	323,425
Loss for the year	(236,102)	(36,184)	(406,239)
Net cash used in operating activities	(196,594)	(30,129)	(192,068)
Net cash used in from investing activities	(9,223)	(1,414)	(96,807)
Net cash generated from financing activities	200,767	30,769	238,061
Net increase (decrease) in cash and cash equivalents	¥ (5,050)	$ (774)	¥ (50,814)